Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS II INC
Central Index Key	dei_EntityCentralIndexKey	0000049905
THE HARTFORD SMALL CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE HARTFORD SMALL CAP GROWTH FUND
Supplement [Text Block]	hmfiic_SupplementTextBlock

AUGUST 9, 2018

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

THE HARTFORD SMALL CAP GROWTH FUND

SUMMARY PROSPECTUS DATED MARCH 1, 2018

HARTFORD DOMESTIC EQUITY FUNDS PROSPECTUS

DATED MARCH 1, 2018, AS SUPPLEMENTED THROUGH JUNE 25, 2018

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus and Statutory Prospectus.

Effective August 31, 2018, David J. Elliott, CFA will no longer serve as a portfolio manager to The Hartford Small Cap Growth Fund (the “Fund”). Mammen Chally, CFA, David A. Siegle, CFA and Douglas W. McLane, CFA will continue to serve as portfolio managers to the Fund. Mr. Elliott’s portfolio manager responsibilities are expected to transition to Mr. Chally. Effective August 31, 2018, the principal investment strategy is also being revised to reflect the removal of the sleeve managed by Mr. Elliott. Accordingly, the above referenced Summary Prospectus and Statutory Prospectus are revised as follows effective August 31, 2018:

(1)

Under the heading “Principal Investment Strategy” in the above referenced Summary Prospectus and “The Hartford Small Cap Growth Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the third and fourth sentence are deleted in their entirety and replaced with the following:

Wellington Management uses fundamental research designed to identify issuers with improving quality metrics, business momentum and attractive relative valuations.

(2)

Under the heading “Principal Risks” in the above referenced Summary Prospectus and “The Hartford Small Cap Growth Fund Summary Section - Principal Risks” in the above referenced Statutory Prospectus, “Asset Allocation Risk” is deleted in its entirety.

Supplement One [Text Block]	hmfiic_SupplementOneTextBlock	This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.